Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS
JPMorgan Short Duration Core Plus ETF
(the “Fund”)
(a series of J.P. Morgan Exchange-Traded Fund Trust)
Supplement dated February 14, 2022
to the Summary Prospectus and Prospectus
dated February 23, 2021, as supplemented
Effective March 1, 2022, the fifth paragraph under “What are the Fund’s main investment strategies?” in the Risk/Return Summary section of the Summary Prospectus and Prospectus and under the “More About the Fund — Additional Information About the Fund’s Investment Strategies — Main Investment Strategies” section of the Prospectus are hereby deleted and replaced with the following:
Up to 25% of the Fund’s Assets may be invested in foreign securities, including securities denominated in foreign currencies (some of which may be below investment grade securities). Foreign securities include securities issued by foreign governments or their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers in countries whose economies are less developed (emerging markets), but do not include collateralized loan obligations (CLOs) that are denominated in U.S. dollars. Such investments may include below investment grade securities or the unrated equivalent subject to the limitations on below investment grade securities described above. The Fund’s investments may include securities denominated in foreign currencies. Currently, the Fund anticipates at least 85% of the Fund’s net assets will be denominated in U.S. dollars or hedged back to U.S. dollars. However, from time to time, the Fund may have greater exposure to non‑U.S. dollar investments to take advantage of market conditions.

JPMorgan Short Duration Core Plus ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS
JPMorgan Short Duration Core Plus ETF
(the “Fund”)
(a series of J.P. Morgan Exchange-Traded Fund Trust)
Supplement dated February 14, 2022
to the Summary Prospectus and Prospectus
dated February 23, 2021, as supplemented
Effective March 1, 2022, the fifth paragraph under “What are the Fund’s main investment strategies?” in the Risk/Return Summary section of the Summary Prospectus and Prospectus and under the “More About the Fund — Additional Information About the Fund’s Investment Strategies — Main Investment Strategies” section of the Prospectus are hereby deleted and replaced with the following:
Up to 25% of the Fund’s Assets may be invested in foreign securities, including securities denominated in foreign currencies (some of which may be below investment grade securities). Foreign securities include securities issued by foreign governments or their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers in countries whose economies are less developed (emerging markets), but do not include collateralized loan obligations (CLOs) that are denominated in U.S. dollars. Such investments may include below investment grade securities or the unrated equivalent subject to the limitations on below investment grade securities described above. The Fund’s investments may include securities denominated in foreign currencies. Currently, the Fund anticipates at least 85% of the Fund’s net assets will be denominated in U.S. dollars or hedged back to U.S. dollars. However, from time to time, the Fund may have greater exposure to non‑U.S. dollar investments to take advantage of market conditions.